Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals)	Jun. 30, 2023
1 company in the AR and virtual reality (“VR”) areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	19.00%
1 company in the AR and virtual reality (“VR”) areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	9.00%
2 companies in the AR and VR areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	8.00%
1 company in the AR, VR, software and robotic areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	6.00%
1 company in the AR, VR and game areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	5.50%
21 and 22 companies in the AR, VR and digital marketing areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	5.00%
1 company in the VR medical treatment areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	4.50%
14 companies in the AR, VR, 3D animation and software areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	4.00%
2 companies in the AR and VR areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	3.50%
5 companies in the AR, VR and 3D animation areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	3.00%
1 company in the AR, VR and 3D animation areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	2.55%
4 companies in the AR, VR, 3D animation and software areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	2.00%
5 companies in the AR, VR, 3D animation, hardware and software areas [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments (Parentheticals) [Line Items]
Investment interest rate	1.00%